Cash and Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents - Cash and Cash Equivalents [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Cash and Cash Equivalents [Line Items]
Total Cash and Cash Equivalents	$ 3,522	$ 3,994
Cash and cash equivalents in NIS [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Total Cash and Cash Equivalents	3,201	3,112
Cash and cash equivalents in USD [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Total Cash and Cash Equivalents	227	765
Cash and cash equivalents in Euro [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Total Cash and Cash Equivalents	2	104
Cash and cash equivalents in other currency [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Total Cash and Cash Equivalents	$ 92	$ 13